Changes in Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
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Consolidated Balance Sheet (Extract)
Consolidated Balance Sheets (Extracted)

	December 31, 2018 (As previously reported) Million	Changes in accounting policy – IFRS 16 Million	January 1, 2019 (As restated) Million
Assets
Non-current assets
Right-of-use assets	—	84,289	84,289
Land use rights and others	27,778	(4,665)	23,113
Investments accounted for using the equity method	145,325	(1,216)	144,109
Deferred tax assets	29,654	488	30,142
Current assets
Prepayments and other current assets	27,002	(1,811)	25,191

Equity and liabilities
Liabilities
Current liabilities
Lease liabilities	—	19,917	19,917
Non-current liabilities
Lease liabilities – non-current	—	60,290	60,290
Deferred tax liabilities	822	(16)	806
Equity
Reserves	650,275	(3,106)	647,169